Financial Assets and Liabilities - Schedule of Finance Income and Finance Expenses (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finance income
Interest income	€ 16,857	€ 7,426	€ 692
Fair value gains, derivatives	14,654
Foreign exchange and other adjustments gain (net)	12,346	44,755	59,026
Total finance income	43,857	52,181	59,718
Finance expenses
Interest expenses	44,065	30,682	3,911
Fair value loss, derivatives		15,483
Foreign exchange and other adjustments loss (net)		4,322
Total finance expenses	€ 44,065	€ 50,487	€ 3,911